Debt - Schedule of Debt (Details) - Staffing 360 Solutions, Inc. [Member] - USD ($) $ in Thousands	Sep. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Schedule of Debt [Line Items]
Total Debt, Gross	$ 19,816	$ 19,116	$ 18,016
Less: Debt Discount and Deferred Financing Costs, Net	(187)	(663)	(962)
Total Debt, Net	19,629	18,453	17,054
Total Current Debt, Net	19,629	18,453
Related Party [Member]
Schedule of Debt [Line Items]
Less: Non-Current Portion - Related Party			(8,661)
Nonrelated Party [Member]
Schedule of Debt [Line Items]
Less: Non-Current Portion			8,393
Jackson Investment Group - Related Party [Member]
Schedule of Debt [Line Items]
Total Debt, Gross	10,116	10,116	9,016
Redeemable Series H Preferred Stock [Member]
Schedule of Debt [Line Items]
Total Debt, Gross	$ 9,700	$ 9,000	$ 9,000